DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of amounts recognized in gain on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,
	2020	2019
Premiums realized on written foreign exchange call options	$(1,779)	$(1,693)
Realized loss on warrants	—	88
Unrealized gain on warrants	(82,003)	(2,325)
Realized loss (gain) on currency and commodity derivatives	5,988	(450)
Unrealized gain on currency and commodity derivatives	(30,079)	(12,744)
Gain on derivative financial instruments	$(107,873)	$(17,124)